Other provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2025
Contingent liabilities contingent assets and commitments [Abstract]
Disclosure of detailed information about bank guarantees and other guarantees issued by insurance companies [Table Text Block]

(Million euro)	Dec. 2025	Dec. 2024
Construction	6,838	7,074
Highways	554	476
Airports	88	355
Energy	319	199
Other	140	157
TOTAL	7,939	8,260

Disclosure of guarantees for fully consolidated and equity accounted infrastructure project companies [Table Text Block]

BENEFICIARY COMPANY (PROJECT)	GUARANTEE PURPOSE	Dec. 2025
Conc. Prisiones Lledoners	Technical guarantee to repay amounts to the bank in the event of termination of the contract. Does not cover insolvency (default) or breach by the awarding entity.	59
Centella	Guarantee to cover potential contribution of own resources, in the event that fines are imposed for construction delays.	10
I-66	Several bank guarantees due to disputed amounts owed to Virginia Department of Transport and to replace reserve accounts.	60
Misae Solar IV	Several parent company guarantees covering the Storm Insurance, the Contingent Equity, the Tax Equity Bridge Loan and the Cash Diversion	115
TOTAL GUARANTEES FOR FULLY-CONSOLIDATED INFRASTRUCTURE PROJECTS		244

Disclosure of the group commitments to invest in infrastructure project company capital [Table Text Block]

(Million euro)	2026	2027	2028	2029	2030	2030 AND BEYOND	TOTAL
Energy	61	—	5	5	—	—	71
INVESTMENTS IN FULLY- CONSOLIDATED INFRASTRUCTURE PROJECT COMPANIES	61	—	5	5	—	—	71
Highways	—	15	—	—	—	—	15
Airports	63	—	—	—	—	—	63
Construction	1	—	—	—	—	—	1
INVESTMENTS IN EQUITY- ACCOUNTED INFRASTRUCTURE PROJECT COMPANIES	63	15	—	—	—	—	78
TOTAL INVESTMENTS IN INFRASTRUCTURE PROJECT COMPANIES	124	15	5	5	—	—	149